CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Comprehensive Income [Abstract]
Net loss	$ (122,000)	$ (91,000)	$ (355,944)	$ (111,152)	$ (166,170)
Derivative financial instruments:
Effective portion of net unrealized losses			0	0	(1,365)
Reclassification of accumulated other comprehensive loss to net loss			0	335	5,856
Defined benefit pension plan:
Pension liability adjustment			(17,045)	11,221	(4,185)
Amortization of net loss and prior service cost	0	0	1,363	2,282	2,960
Other			0	0	119
Other comprehensive (loss) income	0	0	(15,682)	13,838	3,385
Comprehensive loss	$ (122,000)	$ (91,000)	$ (371,626)	$ (97,314)	$ (162,785)